Intangible Assets, Net (Details) - Schedule of intangible assets, net - Computer software [member]	6 Months Ended
Jun. 30, 2021 USD ($)
Cost
Beginning	$ 995,045
Additions	4,782
Exchange difference	(63,211)
Ending	936,616
Accumulated amortization
Beginning	771,637
Amortization charged for the year	24,559
Exchange difference	(49,018)
Ending	747,178
Net book value
Ending	$ 189,438